Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	FINANCIAL INVESTORS TRUST
Entity Central Index Key	0000915802
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000111283
Shareholder Report [Line Items]
Fund Name	EMERALD FINANCE & BANKING INNOVATION FUND
Class Name	CLASS A
Trading Symbol	HSSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report shareholder report contains important information about Emerald Finance & Banking Innovation Fund - A for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund. You can also request this information by contacting us at (855) 828-9909.

Additional Information Phone Number	(855) 828-9909
Additional Information Website	https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund
Expenses [Text Block]

WHAT WERE THE FUND’S COSTS FOR LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Finance & Banking Innovation Fund - A	$198	1.84%

Expenses Paid, Amount	$ 0.0184
Expense Ratio, Percent	19800.00%
Line Graph [Table Text Block]
Table Summary
	Class A - NAV - $14,561	Class A - Load - $13,870	Russell 2000® Index TR - $28,347	Bloomberg U.S. Aggregate Bond Index - $11,803	Russell 3000® Index - $39,601	Russell 2000® Financial Services Index TR - $24,464
4/30/26	$14,561	$13,870	$28,347	$11,803	$39,601	$24,464
4/30/25	$12,697	$12,094	$19,629	$11,343	$30,227	$19,607
4/30/24	$10,279	$9,790	$19,459	$10,500	$27,133	$16,625
4/30/23	$8,662	$8,250	$17,171	$10,657	$22,186	$14,245
4/30/22	$14,778	$14,076	$17,821	$10,703	$21,857	$16,163
4/30/21	$21,285	$20,273	$21,437	$11,698	$22,560	$17,972
4/30/20	$9,451	$9,002	$12,256	$11,730	$14,948	$10,682
4/30/19	$13,506	$12,864	$14,659	$10,582	$15,106	$14,101
4/30/18	$15,115	$14,397	$14,012	$10,051	$13,406	$13,551
4/30/17	$13,310	$12,677	$12,563	$10,083	$11,858	$12,787
4/30/16	$10,000	$9,525	$10,000	$10,000	$10,000	$10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Class A	1 Year	5 Year	10 Year
Class A - NAV	14.69%	-7.31%	3.83%
Class A - Load	9.23%	-8.21%	3.33%
Russell 2000® Index TR	44.41%	5.75%	10.98%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
Russell 3000® Index	31.01%	11.91%	14.75%
Russell 2000® Financial Services Index TR	24.77%	6.36%	9.36%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

AssetsNet	$ 44,167,035
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 461,206
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$44,167,035 # of Portfolio Holdings61 Portfolio Turnover Rate63% Advisory Fees Paid$461,206
Holdings [Text Block]

SECTOR WEIGHTINGS

(as a % of Net Assets)

Table Summary
Value	Value
Financial Services	85.17%
Technology	8.53%
Consumer, Non-cyclical	2.10%
Materials & Processing	1.39%
Communications	1.11%
Cash, Cash Equivalents, & Other Net Assets	1.70%

Largest Holdings [Text Block]

Top Ten Holdings

(as a % of Net Assets)

Table Summary
Top 10	% TNA
Customers Bancorp, Inc.	4.88%
Axos Financial, Inc.	4.85%
Northeast Bancorp	4.79%
Metropolitan Bank Holding Corp.	4.61%
LendingClub Corp.	4.48%
Bancorp, Inc.	4.46%
Esquire Financial Holdings, Inc.	4.41%
Pathward Financial, Inc.	4.22%
Coastal Financial Corp.	3.52%
Pinnacle Financial Partners, Inc.	3.21%
Total % of Top 10 Holdings	43.43%

C000111284
Shareholder Report [Line Items]
Fund Name	EMERALD FINANCE & BANKING INNOVATION FUND
Class Name	CLASS C
Trading Symbol	HSSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report shareholder report contains important information about Emerald Finance & Banking Innovation Fund - C for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund. You can also request this information by contacting us at (855) 828-9909.

Additional Information Phone Number	(855) 828-9909
Additional Information Website	https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund
Expenses [Text Block]

WHAT WERE THE FUND’S COSTS FOR LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Finance & Banking Innovation Fund - C	$263	2.46%

Expenses Paid, Amount	$ 0.0246
Expense Ratio, Percent	26300.00%
Line Graph [Table Text Block]
Table Summary
	Class C - NAV - $13,644	Class C - Load - $13,644	Russell 2000® Index TR - $28,347	Bloomberg U.S. Aggregate Bond Index - $11,803	Russell 3000® Index - $39,601	Russell 2000® Financial Services Index TR - $24,464
4/30/26	$13,644	$13,644	$28,347	$11,803	$39,601	$24,464
4/30/25	$11,978	$11,978	$19,629	$11,343	$30,227	$19,607
4/30/24	$9,758	$9,758	$19,459	$10,500	$27,133	$16,625
4/30/23	$8,273	$8,273	$17,171	$10,657	$22,186	$14,245
4/30/22	$14,211	$14,211	$17,821	$10,703	$21,857	$16,163
4/30/21	$20,610	$20,610	$21,437	$11,698	$22,560	$17,972
4/30/20	$9,214	$9,214	$12,256	$11,730	$14,948	$10,682
4/30/19	$13,250	$13,250	$14,659	$10,582	$15,106	$14,101
4/30/18	$14,923	$14,923	$14,012	$10,051	$13,406	$13,551
4/30/17	$13,223	$13,223	$12,563	$10,083	$11,858	$12,787
4/30/16	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Class C	1 Year	5 Year	10 Year
Class C - NAV	13.91%	-7.92%	3.16%
Class C - Load	12.91%	-7.92%	3.16%
Russell 2000® Index TR	44.41%	5.75%	10.98%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
Russell 3000® Index	31.01%	11.91%	14.75%
Russell 2000® Financial Services Index TR	24.77%	6.36%	9.36%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

AssetsNet	$ 44,167,035
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 461,206
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$44,167,035 # of Portfolio Holdings61 Portfolio Turnover Rate63% Advisory Fees Paid$461,206
Holdings [Text Block]

SECTOR WEIGHTINGS

(as a % of Net Assets)

Table Summary
Value	Value
Financial Services	85.17%
Technology	8.53%
Consumer, Non-cyclical	2.10%
Materials & Processing	1.39%
Communications	1.11%
Cash, Cash Equivalents, & Other Net Assets	1.70%

Largest Holdings [Text Block]

Top Ten Holdings

(as a % of Net Assets)

Table Summary
Top 10	% TNA
Customers Bancorp, Inc.	4.88%
Axos Financial, Inc.	4.85%
Northeast Bancorp	4.79%
Metropolitan Bank Holding Corp.	4.61%
LendingClub Corp.	4.48%
Bancorp, Inc.	4.46%
Esquire Financial Holdings, Inc.	4.41%
Pathward Financial, Inc.	4.22%
Coastal Financial Corp.	3.52%
Pinnacle Financial Partners, Inc.	3.21%
Total % of Top 10 Holdings	43.43%

C000111285
Shareholder Report [Line Items]
Fund Name	EMERALD FINANCE & BANKING INNOVATION FUND
Class Name	INSTITUTIONAL
Trading Symbol	HSSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report shareholder report contains important information about Emerald Finance & Banking Innovation Fund - Institutional for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund. You can also request this information by contacting us at (855) 828-9909.

Additional Information Phone Number	(855) 828-9909
Additional Information Website	https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund
Expenses [Text Block]

WHAT WERE THE FUND’S COSTS FOR LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Finance & Banking Innovation Fund - Institutional	$146	1.36%

Expenses Paid, Amount	$ 0.0136
Expense Ratio, Percent	14600.00%
Line Graph [Table Text Block]
Table Summary
	Institutional - $15,080	Russell 2000® Index TR - $28,347	Bloomberg U.S. Aggregate Bond Index - $11,803	Russell 3000® Index - $39,601	Russell 2000® Financial Services Index TR - $24,464
4/30/26	$15,080	$28,347	$11,803	$39,601	$24,464
4/30/25	$13,089	$19,629	$11,343	$30,227	$19,607
4/30/24	$10,569	$19,459	$10,500	$27,133	$16,625
4/30/23	$8,869	$17,171	$10,657	$22,186	$14,245
4/30/22	$15,089	$17,821	$10,703	$21,857	$16,163
4/30/21	$21,654	$21,437	$11,698	$22,560	$17,972
4/30/20	$9,584	$12,256	$11,730	$14,948	$10,682
4/30/19	$13,645	$14,659	$10,582	$15,106	$14,101
4/30/18	$15,212	$14,012	$10,051	$13,406	$13,551
4/30/17	$13,351	$12,563	$10,083	$11,858	$12,787
4/30/16	$10,000	$10,000	$10,000	$10,000	$10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Institutional	1 Year	5 Year	10 Year
Institutional	15.21%	-6.98%	4.19%
Russell 2000® Index TR	44.41%	5.75%	10.98%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
Russell 3000® Index	31.01%	11.91%	14.75%
Russell 2000® Financial Services Index TR	24.77%	6.36%	9.36%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

AssetsNet	$ 44,167,035
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 461,206
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$44,167,035 # of Portfolio Holdings61 Portfolio Turnover Rate63% Advisory Fees Paid$461,206
Holdings [Text Block]

SECTOR WEIGHTINGS

(as a % of Net Assets)

Table Summary
Value	Value
Financial Services	85.17%
Technology	8.53%
Consumer, Non-cyclical	2.10%
Materials & Processing	1.39%
Communications	1.11%
Cash, Cash Equivalents, & Other Net Assets	1.70%

Largest Holdings [Text Block]

Top Ten Holdings

(as a % of Net Assets)

Table Summary
Top 10	% TNA
Customers Bancorp, Inc.	4.88%
Axos Financial, Inc.	4.85%
Northeast Bancorp	4.79%
Metropolitan Bank Holding Corp.	4.61%
LendingClub Corp.	4.48%
Bancorp, Inc.	4.46%
Esquire Financial Holdings, Inc.	4.41%
Pathward Financial, Inc.	4.22%
Coastal Financial Corp.	3.52%
Pinnacle Financial Partners, Inc.	3.21%
Total % of Top 10 Holdings	43.43%

C000111286
Shareholder Report [Line Items]
Fund Name	EMERALD FINANCE & BANKING INNOVATION FUND
Class Name	INVESTOR
Trading Symbol	FFBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report shareholder report contains important information about Emerald Finance & Banking Innovation Fund - Investor for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund. You can also request this information by contacting us at (855) 828-9909.

Additional Information Phone Number	(855) 828-9909
Additional Information Website	https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund
Expenses [Text Block]

WHAT WERE THE FUND’S COSTS FOR LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Finance & Banking Innovation Fund - Investor	$191	1.78%

Expenses Paid, Amount	$ 0.0178
Expense Ratio, Percent	19100.00%
Line Graph [Table Text Block]
Table Summary
	Investor - $14,537	Russell 2000® Index TR - $28,347	Bloomberg U.S. Aggregate Bond Index - $11,803	Russell 3000® Index - $39,601	Russell 2000® Financial Services Index TR - $24,464
4/30/26	$14,537	$28,347	$11,803	$39,601	$24,464
4/30/25	$12,669	$19,629	$11,343	$30,227	$19,607
4/30/24	$10,268	$19,459	$10,500	$27,133	$16,625
4/30/23	$8,654	$17,171	$10,657	$22,186	$14,245
4/30/22	$14,774	$17,821	$10,703	$21,857	$16,163
4/30/21	$21,285	$21,437	$11,698	$22,560	$17,972
4/30/20	$9,457	$12,256	$11,730	$14,948	$10,682
4/30/19	$13,517	$14,659	$10,582	$15,106	$14,101
4/30/18	$15,128	$14,012	$10,051	$13,406	$13,551
4/30/17	$13,309	$12,563	$10,083	$11,858	$12,787
4/30/16	$10,000	$10,000	$10,000	$10,000	$10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Investor	1 Year	5 Year	10 Year
Investor	14.74%	-7.34%	3.81%
Russell 2000® Index TR	44.41%	5.75%	10.98%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
Russell 3000® Index	31.01%	11.91%	14.75%
Russell 2000® Financial Services Index TR	24.77%	6.36%	9.36%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

AssetsNet	$ 44,167,035
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 461,206
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$44,167,035 # of Portfolio Holdings61 Portfolio Turnover Rate63% Advisory Fees Paid$461,206
Holdings [Text Block]

SECTOR WEIGHTINGS

(as a % of Net Assets)

Table Summary
Value	Value
Financial Services	85.17%
Technology	8.53%
Consumer, Non-cyclical	2.10%
Materials & Processing	1.39%
Communications	1.11%
Cash, Cash Equivalents, & Other Net Assets	1.70%

Largest Holdings [Text Block]

Top Ten Holdings

(as a % of Net Assets)

Table Summary
Top 10	% TNA
Customers Bancorp, Inc.	4.88%
Axos Financial, Inc.	4.85%
Northeast Bancorp	4.79%
Metropolitan Bank Holding Corp.	4.61%
LendingClub Corp.	4.48%
Bancorp, Inc.	4.46%
Esquire Financial Holdings, Inc.	4.41%
Pathward Financial, Inc.	4.22%
Coastal Financial Corp.	3.52%
Pinnacle Financial Partners, Inc.	3.21%
Total % of Top 10 Holdings	43.43%

C000111287
Shareholder Report [Line Items]
Fund Name	EMERALD GROWTH FUND
Class Name	CLASS A
Trading Symbol	HSPGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report shareholder report contains important information about Emerald Growth Fund - A for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.teamemeraldfunds.com/literature/. You can also request this information by contacting us at (855) 828-9909.
Additional Information Phone Number	(855) 828-9909
Additional Information Website	https://www.teamemeraldfunds.com/literature/
Expenses [Text Block]

WHAT WERE THE FUND’S COSTS FOR LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Growth Fund - A	$132	0.95%

Expenses Paid, Amount	$ 0.0095
Expense Ratio, Percent	13200.00%
Line Graph [Table Text Block]
Table Summary
	Class A - NAV - $40,430	Class A - Load - $38,517	Russell 2000® Growth Index TR - $28,889	Bloomberg U.S. Aggregate Bond Index - $11,803	Russell 3000® Index - $39,601
4/30/26	$40,430	$38,517	$28,889	$11,803	$39,601
4/30/25	$22,673	$21,601	$20,253	$11,343	$30,227
4/30/24	$21,994	$20,954	$19,775	$10,500	$27,133
4/30/23	$19,114	$18,210	$17,595	$10,657	$22,186
4/30/22	$19,583	$18,657	$17,469	$10,703	$21,857
4/30/21	$25,488	$24,282	$23,749	$11,698	$22,560
4/30/20	$14,925	$14,219	$14,040	$11,730	$14,948
4/30/19	$16,584	$15,799	$15,465	$10,582	$15,106
4/30/18	$14,834	$14,133	$14,466	$10,051	$13,406
4/30/17	$12,460	$11,871	$12,406	$10,083	$11,858
4/30/16	$10,000	$9,527	$10,000	$10,000	$10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Class A	1 Year	5 Year	10 Year
Class A - NAV	78.31%	9.67%	14.99%
Class A - Load	69.88%	8.60%	14.44%
Russell 2000® Growth Index TR	42.64%	4.00%	11.19%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
Russell 3000® Index	31.01%	11.91%	14.75%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

AssetsNet	$ 1,407,662,573
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 6,119,152
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,407,662,573 # of Portfolio Holdings129 Portfolio Turnover Rate54% Advisory Fees Paid$6,119,152
Holdings [Text Block]

SECTOR WEIGHTINGS

(as a % of Net Assets)

Table Summary
Value	Value
Technology	25.86%
Industrials	24.93%
Health Care	14.54%
Financial Services	11.83%
Consumer Discretionary	6.85%
Consumer, Non-cyclical	5.09%
Energy	3.15%
Consumer Staples	2.42%
Producer Durables	2.24%
Consumer, Cyclical	0.96%
Basic Materials	0.32%
Cash, Cash Equivalents, & Other Net Assets	1.81%

Largest Holdings [Text Block]

Top Ten Holdings

(as a % of Net Assets)

Table Summary
Top 10	% TNA
F/m Emerald Life Sciences Innovation ETF	5.39%
Bloom Energy Corp.	3.67%
First American Government Obligations Fund, Class X	2.78%
TTM Technologies, Inc.	2.75%
Modine Manufacturing Co.	2.59%
Credo Technology Group Holding, Ltd.	2.05%
Fabrinet	1.77%
Applied Optoelectronics, Inc.	1.70%
Argan, Inc.	1.48%
VSE Corp.	1.45%
Total % of Top 10 Holdings	25.63%

C000111288
Shareholder Report [Line Items]
Fund Name	EMERALD GROWTH FUND
Class Name	CLASS C
Trading Symbol	HSPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report shareholder report contains important information about Emerald Growth Fund - C for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.teamemeraldfunds.com/literature/. You can also request this information by contacting us at (855) 828-9909.
Additional Information Phone Number	(855) 828-9909
Additional Information Website	https://www.teamemeraldfunds.com/literature/
Expenses [Text Block]

WHAT WERE THE FUND’S COSTS FOR LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Growth Fund - C	$244	1.76%

Expenses Paid, Amount	$ 0.0176
Expense Ratio, Percent	24400.00%
Line Graph [Table Text Block]
Table Summary
	Class C - NAV - $37,847	Class C - Load - $37,847	Russell 2000® Growth Index TR - $28,889	Bloomberg U.S. Aggregate Bond Index - $11,803	Russell 3000® Index - $39,601
4/30/26	$37,847	$37,847	$28,889	$11,803	$39,601
4/30/25	$21,389	$21,389	$20,253	$11,343	$30,227
4/30/24	$20,877	$20,877	$19,775	$10,500	$27,133
4/30/23	$18,276	$18,276	$17,595	$10,657	$22,186
4/30/22	$18,837	$18,837	$17,469	$10,703	$21,857
4/30/21	$24,683	$24,683	$23,749	$11,698	$22,560
4/30/20	$14,554	$14,554	$14,040	$11,730	$14,948
4/30/19	$16,273	$16,273	$15,465	$10,582	$15,106
4/30/18	$14,650	$14,650	$14,466	$10,051	$13,406
4/30/17	$12,384	$12,384	$12,406	$10,083	$11,858
4/30/16	$10,000	$10,000	$10,000	$10,000	$10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Class C	1 Year	5 Year	10 Year
Class C - NAV	76.95%	8.92%	14.24%
Class C - Load	75.95%	8.92%	14.24%
Russell 2000® Growth Index TR	42.64%	4.00%	11.19%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
Russell 3000® Index	31.01%	11.91%	14.75%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

AssetsNet	$ 1,407,662,573
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 6,119,152
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,407,662,573 # of Portfolio Holdings129 Portfolio Turnover Rate54% Advisory Fees Paid$6,119,152
Holdings [Text Block]

SECTOR WEIGHTINGS

(as a % of Net Assets)

Table Summary
Value	Value
Technology	25.86%
Industrials	24.93%
Health Care	14.54%
Financial Services	11.83%
Consumer Discretionary	6.85%
Consumer, Non-cyclical	5.09%
Energy	3.15%
Consumer Staples	2.42%
Producer Durables	2.24%
Consumer, Cyclical	0.96%
Basic Materials	0.32%
Cash, Cash Equivalents, & Other Net Assets	1.81%

Largest Holdings [Text Block]

Top Ten Holdings

(as a % of Net Assets)

Table Summary
Top 10	% TNA
F/m Emerald Life Sciences Innovation ETF	5.39%
Bloom Energy Corp.	3.67%
First American Government Obligations Fund, Class X	2.78%
TTM Technologies, Inc.	2.75%
Modine Manufacturing Co.	2.59%
Credo Technology Group Holding, Ltd.	2.05%
Fabrinet	1.77%
Applied Optoelectronics, Inc.	1.70%
Argan, Inc.	1.48%
VSE Corp.	1.45%
Total % of Top 10 Holdings	25.63%

C000111289
Shareholder Report [Line Items]
Fund Name	EMERALD GROWTH FUND
Class Name	INSTITUTIONAL
Trading Symbol	FGROX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report shareholder report contains important information about Emerald Growth Fund - Institutional for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.teamemeraldfunds.com/literature/. You can also request this information by contacting us at (855) 828-9909.
Additional Information Phone Number	(855) 828-9909
Additional Information Website	https://www.teamemeraldfunds.com/literature/
Expenses [Text Block]

WHAT WERE THE FUND’S COSTS FOR LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Growth Fund - Institutional	$105	0.75%

Expenses Paid, Amount	$ 0.0075
Expense Ratio, Percent	10500.00%
Line Graph [Table Text Block]
Table Summary
	Institutional - $41,621	Russell 2000® Growth Index TR - $28,889	Bloomberg U.S. Aggregate Bond Index - $11,803	Russell 3000® Index - $39,601
4/30/26	$41,621	$28,889	$11,803	$39,601
4/30/25	$23,290	$20,253	$11,343	$30,227
4/30/24	$22,547	$19,775	$10,500	$27,133
4/30/23	$19,535	$17,595	$10,657	$22,186
4/30/22	$19,954	$17,469	$10,703	$21,857
4/30/21	$25,887	$23,749	$11,698	$22,560
4/30/20	$15,114	$14,040	$11,730	$14,948
4/30/19	$16,742	$15,465	$10,582	$15,106
4/30/18	$14,925	$14,466	$10,051	$13,406
4/30/17	$12,499	$12,406	$10,083	$11,858
4/30/16	$10,000	$10,000	$10,000	$10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Institutional	1 Year	5 Year	10 Year
Institutional	78.71%	9.96%	15.33%
Russell 2000® Growth Index TR	42.64%	4.00%	11.19%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
Russell 3000® Index	31.01%	11.91%	14.75%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

AssetsNet	$ 1,407,662,573
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 6,119,152
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,407,662,573 # of Portfolio Holdings129 Portfolio Turnover Rate54% Advisory Fees Paid$6,119,152
Holdings [Text Block]

SECTOR WEIGHTINGS

(as a % of Net Assets)

Table Summary
Value	Value
Technology	25.86%
Industrials	24.93%
Health Care	14.54%
Financial Services	11.83%
Consumer Discretionary	6.85%
Consumer, Non-cyclical	5.09%
Energy	3.15%
Consumer Staples	2.42%
Producer Durables	2.24%
Consumer, Cyclical	0.96%
Basic Materials	0.32%
Cash, Cash Equivalents, & Other Net Assets	1.81%

Largest Holdings [Text Block]

Top Ten Holdings

(as a % of Net Assets)

Table Summary
Top 10	% TNA
F/m Emerald Life Sciences Innovation ETF	5.39%
Bloom Energy Corp.	3.67%
First American Government Obligations Fund, Class X	2.78%
TTM Technologies, Inc.	2.75%
Modine Manufacturing Co.	2.59%
Credo Technology Group Holding, Ltd.	2.05%
Fabrinet	1.77%
Applied Optoelectronics, Inc.	1.70%
Argan, Inc.	1.48%
VSE Corp.	1.45%
Total % of Top 10 Holdings	25.63%

C000111290
Shareholder Report [Line Items]
Fund Name	EMERALD GROWTH FUND
Class Name	INVESTOR
Trading Symbol	FFGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report shareholder report contains important information about Emerald Growth Fund - Investor for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.teamemeraldfunds.com/literature/. You can also request this information by contacting us at (855) 828-9909.
Additional Information Phone Number	(855) 828-9909
Additional Information Website	https://www.teamemeraldfunds.com/literature/
Expenses [Text Block]

WHAT WERE THE FUND’S COSTS FOR LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Growth Fund - Investor	$150	1.08%

Expenses Paid, Amount	$ 0.0108
Expense Ratio, Percent	15000.00%
Line Graph [Table Text Block]
Table Summary
	Investor - $40,199	Russell 2000® Growth Index TR - $28,889	Bloomberg U.S. Aggregate Bond Index - $11,803	Russell 3000® Index - $39,601
4/30/26	$40,199	$28,889	$11,803	$39,601
4/30/25	$22,573	$20,253	$11,343	$30,227
4/30/24	$21,924	$19,775	$10,500	$27,133
4/30/23	$19,063	$17,595	$10,657	$22,186
4/30/22	$19,543	$17,469	$10,703	$21,857
4/30/21	$25,447	$23,749	$11,698	$22,560
4/30/20	$14,907	$14,040	$11,730	$14,948
4/30/19	$16,572	$15,465	$10,582	$15,106
4/30/18	$14,822	$14,466	$10,051	$13,406
4/30/17	$12,457	$12,406	$10,083	$11,858
4/30/16	$10,000	$10,000	$10,000	$10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Investor	1 Year	5 Year	10 Year
Investor	78.08%	9.58%	14.93%
Russell 2000® Growth Index TR	42.64%	4.00%	11.19%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
Russell 3000® Index	31.01%	11.91%	14.75%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

AssetsNet	$ 1,407,662,573
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 6,119,152
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,407,662,573 # of Portfolio Holdings129 Portfolio Turnover Rate54% Advisory Fees Paid$6,119,152
Holdings [Text Block]

SECTOR WEIGHTINGS

(as a % of Net Assets)

Table Summary
Value	Value
Technology	25.86%
Industrials	24.93%
Health Care	14.54%
Financial Services	11.83%
Consumer Discretionary	6.85%
Consumer, Non-cyclical	5.09%
Energy	3.15%
Consumer Staples	2.42%
Producer Durables	2.24%
Consumer, Cyclical	0.96%
Basic Materials	0.32%
Cash, Cash Equivalents, & Other Net Assets	1.81%

Largest Holdings [Text Block]

Top Ten Holdings

(as a % of Net Assets)

Table Summary
Top 10	% TNA
F/m Emerald Life Sciences Innovation ETF	5.39%
Bloom Energy Corp.	3.67%
First American Government Obligations Fund, Class X	2.78%
TTM Technologies, Inc.	2.75%
Modine Manufacturing Co.	2.59%
Credo Technology Group Holding, Ltd.	2.05%
Fabrinet	1.77%
Applied Optoelectronics, Inc.	1.70%
Argan, Inc.	1.48%
VSE Corp.	1.45%
Total % of Top 10 Holdings	25.63%

C000109813
Shareholder Report [Line Items]
Fund Name	Seafarer Overseas Growth and Income Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	SIGIX
Annual or Semi-Annual Statement [Text Block]	ANNUAL SHAREHOLDER REPORT
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.seafarerfunds.com/literature. You can also request this information by contacting us at 855-732-9220 or seafarerfunds@alpsinc.com.
Material Fund Change Notice [Text Block]
Additional Information Website	www.seafarerfunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Seafarer Overseas Growth and Income Fund - Institutional	$104	0.86%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last 12 months?

During the annual period (May 1, 2025 to April 30, 2026), the Seafarer Overseas Growth and Income Fund’s Institutional Class returned 41.18%, while the Fund’s benchmark indices, the Bloomberg EM Large, Mid, and Small Cap Net Return USD Index(1) and the Morningstar EM Net Return USD Index(2), returned 41.68% and 44.08%, respectively.

Emerging market (EM) stocks rose substantially in this period, driven primarily by artificial intelligence (AI) related companies. Compared to the benchmarks, the Fund’s stock selections in the technology sector were less concentrated in the few mega cap semiconductor stocks. The Fund’s sources of positive returns in the tech sector were spread across a relatively diverse set of companies with their own unique growth drivers, in our view. In addition, stock selection in sectors other than technology, such as the financial and consumer sectors, contributed meaningfully to the Fund’s performance. Rising dividends among the Fund’s holdings during the period underscore a broader trend of improved capital management and governance across EM companies.

(1)   Broad-based securities market index

(2)   Additional index

Line Graph [Table Text Block]
Table Summary
	Seafarer Overseas Growth and Income Fund - Institutional Class $54,678	Bloomberg EM Large, Mid, and Small Cap Net Return USD Index $60,867	Morningstar EM Net Return USD Index $61,536
04/16	$25,000	$25,000	$25,000
07/16	$26,029	$26,401	$26,352
10/16	$26,248	$27,248	$27,234
01/17	$25,733	$27,635	$27,456
04/17	$27,843	$29,882	$29,664
07/17	$29,153	$32,522	$32,162
10/17	$29,735	$34,099	$33,842
01/18	$32,613	$38,247	$38,091
04/18	$30,093	$36,020	$35,770
07/18	$29,010	$34,188	$33,640
10/18	$25,543	$30,160	$29,877
01/19	$27,969	$33,080	$33,120
04/19	$28,838	$34,195	$34,110
07/19	$28,744	$33,420	$33,248
10/19	$30,057	$33,825	$33,776
01/20	$29,904	$34,922	$34,473
04/20	$26,434	$30,551	$29,851
07/20	$30,686	$36,677	$35,324
10/20	$31,790	$37,625	$36,247
01/21	$39,077	$45,231	$43,881
04/21	$40,254	$46,246	$45,209
07/21	$40,535	$45,200	$43,504
10/21	$38,785	$45,442	$43,349
01/22	$36,982	$43,501	$41,723
04/22	$34,454	$38,954	$38,107
07/22	$33,772	$37,026	$35,526
10/22	$31,018	$32,283	$31,113
01/23	$35,407	$38,349	$37,307
04/23	$34,442	$36,849	$35,829
07/23	$37,508	$39,549	$38,948
10/23	$33,262	$35,278	$34,569
01/24	$36,257	$37,300	$37,365
04/24	$36,557	$40,170	$40,017
07/24	$37,628	$41,506	$41,953
10/24	$37,628	$43,432	$43,201
01/25	$36,598	$42,198	$41,957
04/25	$38,729	$42,961	$42,709
07/25	$41,840	$48,005	$48,174
10/25	$45,931	$53,850	$53,880
01/26	$51,990	$58,251	$58,491
04/26	$54,678	$60,867	$61,536

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Seafarer Overseas Growth and Income Fund	1 Year	5 Year	10 Year
Seafarer Overseas Growth and Income Fund - Institutional Class (Incep. February 15, 2012)	41.18%	6.32%	8.14%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index	41.68%	5.65%	9.31%
Morningstar EM Net Return USD Index	44.08%	6.36%	9.43%

Performance Inception Date	Feb. 15, 2012
AssetsNet	$ 3,621,825,143
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 23,439,952
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$3,621,825,143
Number of Portfolio Holdings	54
Portfolio Turnover Rate	18%
Advisory Fees Paid	$23,439,952

Holdings [Text Block]

Sector Weightings (% of Net Assets)

Table Summary
Value	Value
Cash and Other Assets, Less Liabilities	1.2%
Utilities	1.0%
Real Estate	2.5%
Materials	2.8%
Energy	3.3%
Health Care	8.9%
Industrials	9.2%
Consumer Staples	12.3%
Consumer Discretionary	15.9%
Financials	20.7%
Technology	22.2%

Region Weightings (% of Net Assets)

Table Summary
Value	Value
Cash and Other Assets, Less Liabilities	1.2%
Other	4.4%
Emerging Europe	4.8%
Middle East & Africa	5.2%
Latin America	14.5%
East & South Asia	69.9%

Asset Class Weightings (% of Net Assets)

Table Summary
Value	Value
Common Stock	87.6%
American Depositary Receipts	9.4%
Preferred Stock	1.8%
Cash and Other Assets, Less Liabilities	1.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
Top 10	Top 10
Hyundai Mobis Co., Ltd.	5.4%
Samsung SDI Co., Ltd.	4.9%
Accton Technology Corp.	4.8%
Samsung Electronics Co., Ltd.	4.4%
Richter Gedeon Nyrt	3.3%
Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	2.7%
Singapore Exchange, Ltd.	2.6%
Delta Electronics, Inc.	2.6%
Itau Unibanco Holding SA	2.5%
Hongkong Land Holdings, Ltd.	2.5%
Total % of Top 10 Holdings	35.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the period.
C000109812
Shareholder Report [Line Items]
Fund Name	Seafarer Overseas Growth and Income Fund
Class Name	INVESTOR CLASS
Trading Symbol	SFGIX
Annual or Semi-Annual Statement [Text Block]	ANNUAL SHAREHOLDER REPORT
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.seafarerfunds.com/literature. You can also request this information by contacting us at 855-732-9220 or seafarerfunds@alpsinc.com.
Material Fund Change Notice [Text Block]
Additional Information Website	www.seafarerfunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Seafarer Overseas Growth and Income Fund - Investor	$116	0.96%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last 12 months?

During the annual period (May 1, 2025 to April 30, 2026), the Seafarer Overseas Growth and Income Fund’s Investor Class returned 41.15%, while the Fund’s benchmark indices, the Bloomberg EM Large, Mid, and Small Cap Net Return USD Index(1) and the Morningstar EM Net Return USD Index(2), returned 41.68% and 44.08%, respectively.

Emerging market (EM) stocks rose substantially in this period, driven primarily by artificial intelligence (AI) related companies. Compared to the benchmarks, the Fund’s stock selections in the technology sector were less concentrated in the few mega cap semiconductor stocks. The Fund’s sources of positive returns in the tech sector were spread across a relatively diverse set of companies with their own unique growth drivers, in our view. In addition, stock selection in sectors other than technology, such as the financial and consumer sectors, contributed meaningfully to the Fund’s performance. Rising dividends among the Fund’s holdings during the period underscore a broader trend of improved capital management and governance across EM companies.

(1)   Broad-based securities market index

(2)   Additional index

Line Graph [Table Text Block]
Table Summary
	Seafarer Overseas Growth and Income Fund - Investor Class $21,650	Bloomberg EM Large, Mid, and Small Cap Net Return USD Index $24,347	Morningstar EM Net Return USD Index $24,614
04/16	$10,000	$10,000	$10,000
07/16	$10,402	$10,560	$10,541
10/16	$10,490	$10,899	$10,893
01/17	$10,278	$11,054	$10,982
04/17	$11,113	$11,953	$11,866
07/17	$11,636	$13,009	$12,865
10/17	$11,878	$13,639	$13,537
01/18	$13,014	$15,299	$15,236
04/18	$12,015	$14,408	$14,308
07/18	$11,570	$13,675	$13,456
10/18	$10,183	$12,064	$11,951
01/19	$11,144	$13,232	$13,248
04/19	$11,492	$13,678	$13,644
07/19	$11,452	$13,368	$13,299
10/19	$11,967	$13,530	$13,510
01/20	$11,910	$13,969	$13,789
04/20	$10,522	$12,220	$11,940
07/20	$12,211	$14,671	$14,130
10/20	$12,642	$15,050	$14,499
01/21	$15,549	$18,092	$17,552
04/21	$16,009	$18,499	$18,084
07/21	$16,119	$18,080	$17,402
10/21	$15,420	$18,177	$17,340
01/22	$14,702	$17,401	$16,689
04/22	$13,692	$15,582	$15,243
07/22	$13,417	$14,810	$14,210
10/22	$12,328	$12,913	$12,445
01/23	$14,059	$15,340	$14,923
04/23	$13,674	$14,740	$14,332
07/23	$14,884	$15,820	$15,579
10/23	$13,188	$14,111	$13,828
01/24	$14,376	$14,920	$14,946
04/24	$14,496	$16,068	$16,007
07/24	$14,909	$16,602	$16,781
10/24	$14,909	$17,373	$17,280
01/25	$14,500	$16,879	$16,783
04/25	$15,338	$17,184	$17,084
07/25	$16,577	$19,202	$19,270
10/25	$18,183	$21,540	$21,552
01/26	$20,578	$23,300	$23,396
04/26	$21,650	$24,347	$24,614

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Seafarer Overseas Growth and Income Fund	1 Year	5 Year	10 Year
Seafarer Overseas Growth and Income Fund - Investor Class (Incep. February 15, 2012)	41.15%	6.22%	8.03%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index	41.68%	5.65%	9.31%
Morningstar EM Net Return USD Index	44.08%	6.36%	9.43%

Performance Inception Date	Feb. 15, 2012
AssetsNet	$ 3,621,825,143
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 23,439,952
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$3,621,825,143
Number of Portfolio Holdings	54
Portfolio Turnover Rate	18%
Advisory Fees Paid	$23,439,952

Holdings [Text Block]

Sector Weightings (% of Net Assets)

Table Summary
Value	Value
Cash and Other Assets, Less Liabilities	1.2%
Utilities	1.0%
Real Estate	2.5%
Materials	2.8%
Energy	3.3%
Health Care	8.9%
Industrials	9.2%
Consumer Staples	12.3%
Consumer Discretionary	15.9%
Financials	20.7%
Technology	22.2%

Region Weightings (% of Net Assets)

Table Summary
Value	Value
Cash and Other Assets, Less Liabilities	1.2%
Other	4.4%
Emerging Europe	4.8%
Middle East & Africa	5.2%
Latin America	14.5%
East & South Asia	69.9%

Asset Class Weightings (% of Net Assets)

Table Summary
Value	Value
Common Stock	87.6%
American Depositary Receipts	9.4%
Preferred Stock	1.8%
Cash and Other Assets, Less Liabilities	1.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
Top 10	Top 10
Hyundai Mobis Co., Ltd.	5.4%
Samsung SDI Co., Ltd.	4.9%
Accton Technology Corp.	4.8%
Samsung Electronics Co., Ltd.	4.4%
Richter Gedeon Nyrt	3.3%
Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	2.7%
Singapore Exchange, Ltd.	2.6%
Delta Electronics, Inc.	2.6%
Itau Unibanco Holding SA	2.5%
Hongkong Land Holdings, Ltd.	2.5%
Total % of Top 10 Holdings	35.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the period.
C000253515
Shareholder Report [Line Items]
Fund Name	Seafarer Overseas Growth and Income Fund
Class Name	RETAIL CLASS
Trading Symbol	SFGRX
Annual or Semi-Annual Statement [Text Block]	ANNUAL SHAREHOLDER REPORT
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.seafarerfunds.com/literature. You can also request this information by contacting us at 855-732-9220 or seafarerfunds@alpsinc.com.
Material Fund Change Notice [Text Block]
Additional Information Website	www.seafarerfunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Seafarer Overseas Growth and Income Fund - Retail	$140	1.16%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last 12 months?

During the annual period (May 1, 2025 to April 30, 2026), the Seafarer Overseas Growth and Income Fund’s Retail Class returned 40.77%, while the Fund’s benchmark indices, the Bloomberg EM Large, Mid, and Small Cap Net Return USD Index(1) and the Morningstar EM Net Return USD Index(2), returned 41.68% and 44.08%, respectively.

Emerging market (EM) stocks rose substantially in this period, driven primarily by artificial intelligence (AI) related companies. Compared to the benchmarks, the Fund’s stock selections in the technology sector were less concentrated in the few mega cap semiconductor stocks. The Fund’s sources of positive returns in the tech sector were spread across a relatively diverse set of companies with their own unique growth drivers, in our view. In addition, stock selection in sectors other than technology, such as the financial and consumer sectors, contributed meaningfully to the Fund’s performance. Rising dividends among the Fund’s holdings during the period underscore a broader trend of improved capital management and governance across EM companies.

(1)  Broad-based securities market index

(2)  Additional index

Line Graph [Table Text Block]
Table Summary
	Seafarer Overseas Growth and Income Fund - Retail Class $14,009	Bloomberg EM Large, Mid, and Small Cap Net Return USD Index $14,504	Morningstar EM Net Return USD Index $14,462
08/30/24	$10,000	$10,000	$10,000
08/31/24	$10,000	$10,000	$10,000
09/30/24	$10,173	$10,791	$10,617
10/31/24	$9,677	$10,350	$10,153
11/30/24	$9,551	$10,046	$9,830
12/31/24	$9,224	$10,005	$9,784
01/31/25	$9,408	$10,055	$9,861
02/28/25	$9,424	$10,082	$9,854
03/31/25	$9,552	$10,161	$9,899
04/30/25	$9,952	$10,237	$10,038
05/31/25	$10,232	$10,667	$10,522
06/30/25	$10,720	$11,225	$11,131
07/31/25	$10,745	$11,439	$11,322
08/31/25	$11,173	$11,808	$11,502
09/30/25	$11,424	$12,482	$12,192
10/31/25	$11,779	$12,832	$12,663
11/30/25	$11,747	$12,550	$12,366
12/31/25	$12,196	$12,884	$12,697
01/31/26	$13,330	$13,881	$13,747
02/28/26	$14,149	$14,556	$14,476
03/31/26	$12,569	$12,814	$12,646
04/30/26	$14,009	$14,504	$14,462

Average Annual Return [Table Text Block]

Total Returns

Table Summary
Seafarer Overseas Growth and Income Fund	1 Year	Since Inception
Seafarer Overseas Growth and Income Fund - Retail Class (Incep. August 30, 2024)	40.77%	22.43%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index	41.68%	25.01%
Morningstar EM Net Return USD Index	44.08%	24.80%

Performance Inception Date	Aug. 30, 2024
AssetsNet	$ 3,621,825,143
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 23,439,952
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$3,621,825,143
Number of Portfolio Holdings	54
Portfolio Turnover Rate	18%
Advisory Fees Paid	$23,439,952

Holdings [Text Block]

Sector Weightings (% of Net Assets)

Table Summary
Value	Value
Cash and Other Assets, Less Liabilities	1.2%
Utilities	1.0%
Real Estate	2.5%
Materials	2.8%
Energy	3.3%
Health Care	8.9%
Industrials	9.2%
Consumer Staples	12.3%
Consumer Discretionary	15.9%
Financials	20.7%
Technology	22.2%

Region Weightings (% of Net Assets)

Table Summary
Value	Value
Cash and Other Assets, Less Liabilities	1.2%
Other	4.4%
Emerging Europe	4.8%
Middle East & Africa	5.2%
Latin America	14.5%
East & South Asia	69.9%

Asset Class Weightings (% of Net Assets)

Table Summary
Value	Value
Common Stock	87.6%
American Depositary Receipts	9.4%
Preferred Stock	1.8%
Cash and Other Assets, Less Liabilities	1.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
Top 10	Top 10
Hyundai Mobis Co., Ltd.	5.4%
Samsung SDI Co., Ltd.	4.9%
Accton Technology Corp.	4.8%
Samsung Electronics Co., Ltd.	4.4%
Richter Gedeon Nyrt	3.3%
Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	2.7%
Singapore Exchange, Ltd.	2.6%
Delta Electronics, Inc.	2.6%
Itau Unibanco Holding SA	2.5%
Hongkong Land Holdings, Ltd.	2.5%
Total % of Top 10 Holdings	35.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the period.
C000167155
Shareholder Report [Line Items]
Fund Name	Seafarer Overseas Value Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	SIVLX
Annual or Semi-Annual Statement [Text Block]	ANNUAL SHAREHOLDER REPORT
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.seafarerfunds.com/literature. You can also request this information by contacting us at 855-732-9220 or seafarerfunds@alpsinc.com.
Material Fund Change Notice [Text Block]
Additional Information Website	www.seafarerfunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Seafarer Overseas Value Fund - Institutional	$126	1.05%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last 12 months?

During the annual period (May 1, 2025 to April 30, 2026), the Seafarer Overseas Value Fund’s Institutional Class returned 39.18%, while the Fund’s benchmark indices, the Bloomberg EM Large, Mid, and Small Cap Net Return USD Index(1) and the Morningstar EM Net Return USD Index(2), returned 41.68% and 44.08%, respectively.

Emerging market (EM) equity indices surged over this period, concentrated in a narrow set of stocks related to semiconductors and artificial intelligence (AI). Compared to the benchmark indices, the Fund’s sources of return were mostly unrelated to AI and relatively more diversified by sector and region. The Fund’s returns can largely be explained by return of capital to shareholders, capital recycling (the selling of non-productive assets in an effort to fund more productive investments or improve balance sheet efficiency), and indirect exposure to AI. While the Fund did not own the top contributors to the indices’ performance, it nevertheless benefitted from the surge in earnings expectations related to AI in two of its South Korean holdings, which were among the Fund’s top contributors to performance during the period.

(1)   Broad-based securities market index

(2)   Additional index

Line Graph [Table Text Block]
Table Summary
	Seafarer Overseas Value Fund - Institutional Class $63,023	Bloomberg EM Large, Mid, and Small Cap Net Return USD Index $62,843	Morningstar EM Net Return USD Index $63,964
04/16	$25,000	$25,000	$25,000
07/16	$25,550	$27,258	$27,393
10/16	$25,675	$28,133	$28,309
01/17	$26,977	$28,532	$28,539
04/17	$28,571	$30,853	$30,835
07/17	$30,140	$33,579	$33,431
10/17	$30,976	$35,206	$35,178
01/18	$33,028	$39,489	$39,595
04/18	$31,325	$37,189	$37,182
07/18	$30,566	$35,298	$34,967
10/18	$27,999	$31,140	$31,056
01/19	$29,363	$34,155	$34,427
04/19	$30,904	$35,305	$35,456
07/19	$32,148	$34,505	$34,561
10/19	$32,581	$34,924	$35,109
01/20	$31,451	$36,056	$35,834
04/20	$26,432	$31,543	$31,029
07/20	$27,520	$37,868	$36,718
10/20	$28,998	$38,847	$37,678
01/21	$34,522	$46,699	$45,613
04/21	$37,265	$47,748	$46,993
07/21	$38,169	$46,667	$45,221
10/21	$38,989	$46,918	$45,060
01/22	$38,313	$44,914	$43,370
04/22	$37,640	$40,219	$39,612
07/22	$37,259	$38,228	$36,928
10/22	$34,066	$33,332	$32,341
01/23	$40,370	$39,594	$38,779
04/23	$39,983	$38,046	$37,244
07/23	$42,933	$40,834	$40,485
10/23	$38,285	$36,423	$35,934
01/24	$41,094	$38,512	$38,839
04/24	$43,334	$41,474	$41,596
07/24	$42,199	$42,853	$43,609
10/24	$43,120	$44,842	$44,906
01/25	$41,831	$43,568	$43,613
04/25	$45,282	$44,356	$44,395
07/25	$51,258	$49,564	$50,075
10/25	$54,741	$55,599	$56,007
01/26	$62,250	$60,142	$60,799
04/26	$63,023	$62,843	$63,964

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Seafarer Overseas Value Fund	1 Year	5 Year	Since Inception
Seafarer Overseas Value Fund - Institutional Class (Incep. May 31, 2016)	39.18%	11.08%	9.77%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index	41.68%	5.65%	9.74%
Morningstar EM Net Return USD Index	44.08%	6.36%	9.94%

Performance Inception Date	May 31, 2016
AssetsNet	$ 152,184,372
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 965,130
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$152,184,372
Number of Portfolio Holdings	41
Portfolio Turnover Rate	11%
Advisory Fees Paid	$965,130

Holdings [Text Block]

Sector Weightings (% of Net Assets)

Table Summary
Value	Value
Cash and Other Assets, Less Liabilities	7.0%
Communications	1.5%
Utilities	2.1%
Real Estate	3.9%
Energy	6.4%
Materials	9.8%
Industrials	11.5%
Consumer Staples	16.7%
Consumer Discretionary	18.1%
Financials	23.0%

Region Weightings (% of Net Assets)

Table Summary
Value	Value
Cash and Other Assets, Less Liabilities	7.0%
Other	4.6%
Middle East & Africa	8.1%
Emerging Europe	10.0%
Latin America	19.9%
East & South Asia	50.4%

Asset Class Weightings (% of Net Assets)

Table Summary
Value	Value
Common Stock	75.7%
American Depositary Receipts	16.1%
Preferred Stock	1.2%
Cash and Other Assets, Less Liabilities	7.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
Top 10	Top 10
Samsung SDI Co., Ltd.	5.7%
Hongkong Land Holdings, Ltd.	3.9%
Georgia Capital PLC	3.9%
Lion Finance Group PLC	3.6%
Samsung C&T Corp.	3.2%
Jardine Matheson Holdings, Ltd.	3.0%
Melco International Development, Ltd.	2.8%
Itau Unibanco Holding SA	2.7%
Anheuser-Busch InBev SA	2.7%
Wilmar International, Ltd.	2.6%
Total % of Top 10 Holdings	34.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the period.
C000167154
Shareholder Report [Line Items]
Fund Name	Seafarer Overseas Value Fund
Class Name	INVESTOR CLASS
Trading Symbol	SFVLX
Annual or Semi-Annual Statement [Text Block]	ANNUAL SHAREHOLDER REPORT
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.seafarerfunds.com/literature. You can also request this information by contacting us at 855-732-9220 or seafarerfunds@alpsinc.com.
Material Fund Change Notice [Text Block]
Additional Information Website	www.seafarerfunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Seafarer Overseas Value Fund - Investor	$137	1.15%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last 12 months?

During the annual period (May 1, 2025 to April 30, 2026), the Seafarer Overseas Value Fund’s Investor Class returned 39.04%, while the Fund’s benchmark indices, the Bloomberg EM Large, Mid, and Small Cap Net Return USD Index(1) and the Morningstar EM Net Return USD Index(2), returned 41.68% and 44.08%, respectively.

Emerging market (EM) equity indices surged over this period, concentrated in a narrow set of stocks related to semiconductors and artificial intelligence (AI). Compared to the benchmark indices, the Fund’s sources of return were mostly unrelated to AI and relatively more diversified by sector and region. The Fund’s returns can largely be explained by return of capital to shareholders, capital recycling (the selling of non-productive assets in an effort to fund more productive investments or improve balance sheet efficiency), and indirect exposure to AI. While the Fund did not own the top contributors to the indices’ performance, it nevertheless benefitted from the surge in earnings expectations related to AI in two of its South Korean holdings, which were among the Fund’s top contributors to performance during the period.

(1)   Broad-based securities market index

(2)   Additional index

Line Graph [Table Text Block]
Table Summary
	Seafarer Overseas Value Fund - Investor Class $24,949	Bloomberg EM Large, Mid, and Small Cap Net Return USD Index $25,137	Morningstar EM Net Return USD Index $25,586
04/16	$10,000	$10,000	$10,000
07/16	$10,210	$10,903	$10,957
10/16	$10,260	$11,253	$11,323
01/17	$10,778	$11,413	$11,416
04/17	$11,415	$12,341	$12,334
07/17	$12,041	$13,431	$13,373
10/17	$12,374	$14,082	$14,071
01/18	$13,195	$15,796	$15,838
04/18	$12,504	$14,876	$14,873
07/18	$12,201	$14,119	$13,987
10/18	$11,175	$12,456	$12,422
01/19	$11,712	$13,662	$13,771
04/19	$12,317	$14,122	$14,182
07/19	$12,824	$13,802	$13,824
10/19	$12,986	$13,970	$14,044
01/20	$12,540	$14,423	$14,334
04/20	$10,526	$12,617	$12,412
07/20	$10,971	$15,147	$14,687
10/20	$11,550	$15,539	$15,071
01/21	$13,744	$18,680	$18,245
04/21	$14,838	$19,099	$18,797
07/21	$15,187	$18,667	$18,088
10/21	$15,503	$18,767	$18,024
01/22	$15,235	$17,966	$17,348
04/22	$14,966	$16,088	$15,845
07/22	$14,803	$15,291	$14,771
10/22	$13,542	$13,333	$12,937
01/23	$16,035	$15,838	$15,512
04/23	$15,881	$15,218	$14,897
07/23	$17,044	$16,333	$16,194
10/23	$15,192	$14,569	$14,374
01/24	$16,313	$15,405	$15,536
04/24	$17,193	$16,590	$16,638
07/24	$16,741	$17,141	$17,444
10/24	$17,095	$17,937	$17,962
01/25	$16,583	$17,427	$17,445
04/25	$17,944	$17,742	$17,758
07/25	$20,309	$19,826	$20,030
10/25	$21,683	$22,239	$22,403
01/26	$24,641	$24,057	$24,320
04/26	$24,949	$25,137	$25,586

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Seafarer Overseas Value Fund	1 Year	5 Year	Since Inception
Seafarer Overseas Value Fund - Investor Class (Incep. May 31, 2016)	39.04%	10.95%	9.66%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index	41.68%	5.65%	9.74%
Morningstar EM Net Return USD Index	44.08%	6.36%	9.94%

Performance Inception Date	May 31, 2016
AssetsNet	$ 152,184,372
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 965,130
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$152,184,372
Number of Portfolio Holdings	41
Portfolio Turnover Rate	11%
Advisory Fees Paid	$965,130

Holdings [Text Block]

Sector Weightings (% of Net Assets)

Table Summary
Value	Value
Cash and Other Assets, Less Liabilities	7.0%
Communications	1.5%
Utilities	2.1%
Real Estate	3.9%
Energy	6.4%
Materials	9.8%
Industrials	11.5%
Consumer Staples	16.7%
Consumer Discretionary	18.1%
Financials	23.0%

Region Weightings (% of Net Assets)

Table Summary
Value	Value
Cash and Other Assets, Less Liabilities	7.0%
Other	4.6%
Middle East & Africa	8.1%
Emerging Europe	10.0%
Latin America	19.9%
East & South Asia	50.4%

Asset Class Weightings (% of Net Assets)

Table Summary
Value	Value
Common Stock	75.7%
American Depositary Receipts	16.1%
Preferred Stock	1.2%
Cash and Other Assets, Less Liabilities	7.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
Top 10	Top 10
Samsung SDI Co., Ltd.	5.7%
Hongkong Land Holdings, Ltd.	3.9%
Georgia Capital PLC	3.9%
Lion Finance Group PLC	3.6%
Samsung C&T Corp.	3.2%
Jardine Matheson Holdings, Ltd.	3.0%
Melco International Development, Ltd.	2.8%
Itau Unibanco Holding SA	2.7%
Anheuser-Busch InBev SA	2.7%
Wilmar International, Ltd.	2.6%
Total % of Top 10 Holdings	34.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the period.
C000253516
Shareholder Report [Line Items]
Fund Name	Seafarer Overseas Value Fund
Class Name	RETAIL CLASS
Trading Symbol	SFVRX
Annual or Semi-Annual Statement [Text Block]	ANNUAL SHAREHOLDER REPORT
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.seafarerfunds.com/literature. You can also request this information by contacting us at 855-732-9220 or seafarerfunds@alpsinc.com.
Material Fund Change Notice [Text Block]
Additional Information Website	www.seafarerfunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Seafarer Overseas Value Fund - Retail	$155	1.30%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last 12 months?

During the annual period (May 1, 2025 to April 30, 2026), the Seafarer Overseas Value Fund’s Retail Class returned 38.75%, while the Fund’s benchmark indices, the Bloomberg EM Large, Mid, and Small Cap Net Return USD Index(1) and the Morningstar EM Net Return USD Index(2), returned 41.68% and 44.08%, respectively.

Emerging market (EM) equity indices surged over this period, concentrated in a narrow set of stocks related to semiconductors and artificial intelligence (AI). Compared to the benchmark indices, the Fund’s sources of return were mostly unrelated to AI and relatively more diversified by sector and region. The Fund’s returns can largely be explained by return of capital to shareholders, capital recycling (the selling of non-productive assets in an effort to fund more productive investments or improve balance sheet efficiency), and indirect exposure to AI. While the Fund did not own the top contributors to the indices’ performance, it nevertheless benefitted from the surge in earnings expectations related to AI in two of its South Korean holdings, which were among the Fund’s top contributors to performance during the period.

(1)   Broad-based securities market index

(2)   Additional index

Line Graph [Table Text Block]
Table Summary
	Seafarer Overseas Value Fund - Retail Class $14,563	Bloomberg EM Large, Mid, and Small Cap Net Return USD Index $14,504	Morningstar EM Net Return USD Index $14,462
08/30/24	$10,000	$10,000	$10,000
08/31/24	$10,000	$10,000	$10,000
09/30/24	$10,365	$10,791	$10,617
10/31/24	$10,007	$10,350	$10,153
11/30/24	$9,843	$10,046	$9,830
12/31/24	$9,603	$10,005	$9,784
01/31/25	$9,699	$10,055	$9,861
02/28/25	$9,811	$10,082	$9,854
03/31/25	$10,071	$10,161	$9,899
04/30/25	$10,496	$10,237	$10,038
05/31/25	$11,062	$10,667	$10,522
06/30/25	$11,583	$11,225	$11,131
07/31/25	$11,865	$11,439	$11,322
08/31/25	$12,320	$11,808	$11,502
09/30/25	$12,595	$12,482	$12,192
10/31/25	$12,662	$12,832	$12,663
11/30/25	$12,908	$12,550	$12,366
12/31/25	$13,181	$12,884	$12,697
01/31/26	$14,391	$13,881	$13,747
02/28/26	$15,211	$14,556	$14,476
03/31/26	$13,579	$12,814	$12,646
04/30/26	$14,563	$14,504	$14,462

Average Annual Return [Table Text Block]

Total Returns

Table Summary
Seafarer Overseas Value Fund	1 Year	Since Inception
Seafarer Overseas Value Fund - Retail Class (Incep. August 30, 2024)	38.75%	25.32%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index	41.68%	25.01%
Morningstar EM Net Return USD Index	44.08%	24.80%

Performance Inception Date	Aug. 30, 2024
AssetsNet	$ 152,184,372
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 965,130
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$152,184,372
Number of Portfolio Holdings	41
Portfolio Turnover Rate	11%
Advisory Fees Paid	$965,130

Holdings [Text Block]

Sector Weightings (% of Net Assets)

Table Summary
Value	Value
Cash and Other Assets, Less Liabilities	7.0%
Communications	1.5%
Utilities	2.1%
Real Estate	3.9%
Energy	6.4%
Materials	9.8%
Industrials	11.5%
Consumer Staples	16.7%
Consumer Discretionary	18.1%
Financials	23.0%

Region Weightings (% of Net Assets)

Table Summary
Value	Value
Cash and Other Assets, Less Liabilities	7.0%
Other	4.6%
Middle East & Africa	8.1%
Emerging Europe	10.0%
Latin America	19.9%
East & South Asia	50.4%

Asset Class Weightings (% of Net Assets)

Table Summary
Value	Value
Common Stock	75.7%
American Depositary Receipts	16.1%
Preferred Stock	1.2%
Cash and Other Assets, Less Liabilities	7.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
Top 10	Top 10
Samsung SDI Co., Ltd.	5.7%
Hongkong Land Holdings, Ltd.	3.9%
Georgia Capital PLC	3.9%
Lion Finance Group PLC	3.6%
Samsung C&T Corp.	3.2%
Jardine Matheson Holdings, Ltd.	3.0%
Melco International Development, Ltd.	2.8%
Itau Unibanco Holding SA	2.7%
Anheuser-Busch InBev SA	2.7%
Wilmar International, Ltd.	2.6%
Total % of Top 10 Holdings	34.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the period.